ACCOUNTS PAYABLE AND OTHER ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable	$ 8,730,624	$ 7,528,003
Operating lease liability-current portion	1,423,610	0
Accrued payroll	715,658	877,180
State and local taxes	912,062	1,073,649
Other accrued expenses	639,140	1,076,081
Total accounts payable and accrued liabilities	$ 12,421,094	$ 10,554,913